Related Party Transactions (Tables)	9 Months Ended
Mar. 31, 2022
Related Party Transactions.
Disclosure of key management is comprised

	March 31, 2022	March 31, 2021
Management fees	$2,224,949	$1,194,159
Share-based payments	940,268	4,072,365
	$3,165,217	$5,266,524